Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 CNY		Mar. 31, 2011 CNY		Mar. 31, 2010 CNY
Revenues	$ 60,419		380,490		339,532		261,536
Direct costs	(13,761)	[1]	(86,658)	[1]	(77,376)	[1]	(65,730)	[1]
Gross profit	46,658		293,832		262,156		195,806
Operating expenses
Research and development	(1,209)	[1]	(7,615)	[1]	(6,960)	[1]	(5,816)	[1]
Sales and marketing	(9,794)		(61,678)		(47,583)		(39,480)
General and administrative	(14,243)	[1]	(89,696)	[1]	(83,794)	[1]	(53,317)	[1]
Total operating expenses	(25,246)		(158,989)		(138,337)		(98,613)
Operating income	21,412		134,843		123,819		97,193
Other (expense)/ income, net
Interest income	2,133		13,432		9,065		6,411
Interest expense	(522)		(3,287)		(2,606)		(2,431)
Foreign exchange (loss)/gain, net	(213)		(1,343)		486		(417)
Write-off of deferred reverse recapitalization costs							(21,566)
Dividend income	1,146		7,217
Other income	117		737		1,378		473
Total other (expense)/income, net	2,661		16,756		8,323		(17,530)
Income before income tax	24,073		151,599		132,142		79,663
Income tax expense	(1,530)		(9,634)		(33,929)		(24,770)
Net income	22,543		141,965		98,213		54,893
Income attributable to redeemable non-controlling interests							(347)
Income attributable to other non-controlling interests	(1,586)		(9,985)		(6,510)		(5,369)
Net income attributable to China Cord Blood Corporation shareholders	20,957		131,980		91,703		49,177
Attributable to ordinary shares
- Basic	$ 0.28		1.79		1.31		0.82
- Diluted	$ 0.28		1.79		1.31		0.78
Attributable to redeemable ordinary shares
- Basic							0.22
- Diluted							0.22
Other comprehensive income
- Net effect of foreign currency translation, net of nil tax	(262)		(1,653)		(12,674)		(510)
- Net unrealized gain in available-for-sale equity securities, net of nil tax	7,398		46,587		(7,748)		22,286
Comprehensive income	29,679		186,899		77,791		76,669
Comprehensive income attributable to redeemable non-controlling interests							(634)
Comprehensive income attributable to other non-controlling interests	(1,633)		(10,282)		(6,889)		(5,318)
Comprehensive income attributable to China Cord Blood Corporation shareholders	$ 28,046		176,617		70,902		70,717

[1]	Includes the following expenses resulting from transactions with related parties (see Note 21): Year ended March 31, 2010 2011 2012 2012 RMB RMB RMB US$ Direct costs - rental expenses (1,498) (720) (720) (114) Research and development expenses - rental expenses - (720) (720) (114) General and administrative expenses - rental expenses (104) - - - - service fee (552) - - -